Pension and Severance Plans (Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 1,022,235	¥ 998,629
Accumulated benefit obligations	1,017,191	993,612
Fair value of plan assets	726,009	695,706
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	200,596	301,046
Accumulated benefit obligations	196,928	293,834
Fair value of plan assets	¥ 123,937	¥ 215,510